Mainland China Employee Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mainland China Employee Contribution Plan (Textual)
Total expenses for employee contribution plan	$ 1,600	$ 2,029	$ 2,103
Discontinued operations expense	$ 538	$ 517	$ 424